Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Intangible Assets, net
9.	Intangible Assets, net

Intangible assets, net consisted of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Customer relationships	132,443	126,692	18,117
Purchased software	579	642	92
Technology	2,900	2,900	415
Less: Accumulated amortization and impairment	(77,937)	(85,605)	(12,242)
Total intangible assets, net	57,985	44,629	6,382

The Company recorded amortization expenses of RMB20,430, RMB17,192 and RMB14,277 (US$2,042) primarily as cost of revenues, and nil of impairment charges as general and administrative expenses for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2025, estimated amortization expenses of the existing intangible assets for the next five years are RMB11,976, RMB10,009, RMB7,719, RMB5,588 and RMB2,197, respectively.